Schedule of Investments (unaudited)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 98.8%
Automobiles — 1.3%
Ford Motor Co.
6.00%	2,628,129	$ 63,758,409
6.50%, NVS	1,971,020	47,343,900
6.20%	2,463,809	61,201,016
		172,303,325
Banks — 25.4%
Associated Banc-Corp
(5 year CMT + 2.812%), 6.63%(a)	1,008,926	20,662,804
Series E, 5.88%, NVS(b)(c)	355,880	6,092,666
Series F, 5.63%, NVS(b)(c)	337,892	5,331,936
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(b)	515,337	10,466,494
Bank of America Corp.
Series 02, (3-mo. USD LIBOR + 0.650%), 6.15%, NVS(a)(b)	538,490	10,349,778
Series 4, (3-mo. USD LIBOR + 0.750%), 6.31%, NVS(a)(b)(c)	378,579	7,688,939
Series 5, (3-mo. USD LIBOR + 0.500%), 5.88%, NVS(a)(b)	752,542	15,095,993
Series E, (3-mo. USD LIBOR + 0.350%), 5.91%, NVS(a)(b)	554,637	11,425,522
Series GG, 6.00%(b)	2,465,528	61,588,889
Series HH, 5.88%, NVS(b)	1,554,616	38,352,377
Series K*, (3-mo. USD LIBOR + 1.327%), 6.45%(a)	1,917,675	48,593,884
Series KK, 5.38%, NVS(b)(c)	2,523,641	58,043,743
Series L, 7.25%, NVS(b)(d)	139,486	163,452,485
Series LL, 5.00%, NVS(b)	2,376,292	51,779,403
Series NN, 4.38%, NVS(b)	1,962,998	37,414,742
Series PP, 4.13%, NVS(b)	1,666,562	30,531,416
Series QQ, 4.25%, NVS(b)	2,368,709	44,294,858
Series SS, 4.75%, NVS(b)	1,253,933	25,793,402
Bank of Hawaii Corp., Series A, 4.38%, NVS(b)	579,330	8,794,229
Bank OZK, Series A, 4.63%, NVS(b)	1,158,341	17,664,700
Cadence Bank, Series A, 5.50%, NVS(b)(c)	552,484	9,673,995
Citigroup, Inc.
Series J, (3-mo. CME Term SOFR + 4.302%), 7.13%(a)(b)(c)	3,120,843	79,394,246
Series K, (3-mo. CME Term SOFR + 4.392%), 6.88%, NVS(a)(b)	4,911,227	124,401,380
Citizens Financial Group, Inc.
Series D, (3-mo. CME Term SOFR + 3.904%), 6.35%, NVS(a)(b)(c)	985,509	22,627,287
Series E, 5.00%, NVS(b)	1,478,300	27,259,852
ConnectOne Bancorp, Inc., Series A, (5 year CMT + 4.420%), 5.25%, NVS(a)(b)	385,621	6,648,106
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(b)	499,719	9,559,624
Dime Community Bancshares, Inc., 5.50%, NVS(b)(c)	430,361	7,040,706
Fifth Third Bancorp
Series A, 6.00%, NVS(b)(c)	657,034	16,360,147
Series I, (3-mo. CME Term SOFR + 3.972%), 6.63%, NVS(a)(b)	1,478,235	37,000,222
Series K, 4.95%, NVS(b)	821,273	17,977,666
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(b)	1,133,385	22,894,377
Series C, 5.63%, NVS(b)	657,034	13,462,627
Security	Shares	Value
Banks (continued)
First Horizon Corp.
6.50%, NVS(b)	492,790	$ 11,181,405
Series D, (3-mo. USD LIBOR + 3.859%), 6.10%(a)(b)(c)	322,338	7,081,766
Series F, 4.70%(b)	522,946	8,053,368
FNB Corp., (3-mo. USD LIBOR + 4.600%), 7.25%, NVS(a)(b)	364,253	8,734,787
Fulton Financial Corp., Series A, 5.13%, NVS(b)	643,038	10,661,570
Hancock Whitney Corp., 6.25%	566,652	13,066,995
Heartland Financial U.S.A., Inc., Series E, (5 year CMT + 6.675%), 7.00%, NVS(a)(b)	377,794	9,131,281
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(b)	574,911	11,383,238
Series H, 4.50%, NVS(b)(c)	1,642,544	29,073,029
Series J, (5 year CMT + 2.704%), 6.88%, NVS(a)(b)	1,067,696	25,923,659
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(b)	4,793,996	120,521,059
Series EE, 6.00%, NVS(b)(c)	5,228,518	133,013,498
Series GG, 4.75%, NVS(b)	2,484,786	53,248,964
Series JJ, 4.55%, NVS(b)	4,148,263	83,214,156
Series LL, 4.63%, NVS(b)(c)	5,228,566	107,081,032
Series MM, 4.20%, NVS(b)	5,652,466	109,036,069
KeyCorp
(5 year CMT + 3.132%), 6.20%, NVS(a)(b)	1,971,095	37,608,493
Series E, (3-mo. CME Term SOFR + 4.154%), 6.13%, NVS(a)(b)	1,642,543	32,867,285
Series F, 5.65%, NVS(b)	1,396,184	25,801,480
Series G, 5.63%, NVS(b)	1,478,299	26,890,259
M&T Bank Corp., Series H, (3-mo. USD LIBOR + 4.020%), 5.63%, NVS(a)(b)(c)	821,273	19,193,150
Midland States Bancorp, Inc., (5 year CMT + 4.713%), 7.75%, NVS(a)(b)	377,838	9,313,707
New York Community Bancorp, Inc., Series A., (3-mo. USD LIBOR + 3.821%), 6.38%, NVS(a)(b)	1,691,856	37,068,565
New York Community Capital Trust V, 6.00%, NVS(d)	249,596	10,096,158
Old National Bancorp
Series A, 7.00%, NVS(b)	373,921	9,179,761
Series C, 7.00%, NVS(b)	418,422	10,690,682
PacWest Bancorp, Series A, (5 year CMT + 4.820%), 7.75%, NVS(a)(b)	1,686,069	25,712,552
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(b)	744,813	17,689,309
Popular Capital Trust II, 6.13%	331,842	8,518,384
Regions Financial Corp.
Series B, (3-mo. USD LIBOR + 3.536%), 6.38%, NVS(a)(b)(c)	1,642,544	37,499,280
Series C, (3-mo. USD LIBOR + 3.148%), 5.70%, NVS(a)(b)	1,642,544	33,590,025
Series E, 4.45%, NVS(b)	1,314,021	21,996,712
Synovus Financial Corp.
Series D, (3-mo. USD LIBOR + 3.352%), 8.86%, NVS(a)(b)(c)	657,037	16,255,095
Series E, (5 year CMT + 4.127%), 5.88%, NVS(a)(b)	1,149,825	23,743,886
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)(c)	985,509	18,793,657
Truist Financial Corp.
Series I, (3-mo. USD LIBOR + 0.530%), 6.09%, NVS(a)(b)	566,729	11,532,935

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Truist Financial Corp.
Series O, 5.25%, NVS(b)(c)	1,888,974	$ 42,766,371
Series R, 4.75%, NVS(b)(c)	3,038,720	61,017,498
U.S. Bancorp
Series A, (3-mo. USD LIBOR + 1.020%), 6.28%, NVS(a)(b)	47,182	34,230,541
Series B*, (3-mo. USD LIBOR + 0.600%), 5.86%, NVS(a)(b)	3,285,155	58,541,462
Series K, 5.50%, NVS(b)	1,888,974	42,974,158
Series L, 3.75%, NVS(b)	1,642,544	26,510,660
Series M, 4.00%, NVS(b)	2,463,809	41,465,905
Series O, 4.50%, NVS(b)	1,478,300	28,235,530
United Community Banks, Inc., Series I, 6.88%, NVS(b)	320,287	6,790,084
Valley National Bancorp
Series A, (3-mo. USD LIBOR + 3.850%), 6.25%, NVS(a)(b)(c)	394,498	7,290,323
Series B, (3-mo. USD LIBOR + 3.578%), 9.14%, NVS(a)(b)(c)	348,656	8,339,852
Washington Federal, Inc., Series A, 4.88%, NVS(b)	896,223	13,353,723
Webster Financial Corp.
Series F, 5.25%, NVS(b)	491,631	9,095,174
Series G, 6.50%(b)	449,391	9,868,626
Wells Fargo & Co.
Series AA, 4.70%, NVS(b)	2,403,328	44,317,368
Series CC, 4.38%, NVS(b)	2,156,975	37,660,783
Series DD, 4.25%, NVS(b)	2,567,802	43,806,702
Series L, 7.50%, NVS(b)(d)	203,770	234,743,040
Series Q, 5.85%, NVS(a)(b)	3,497,600	87,474,976
Series R, 6.63%, NVS(a)(b)(c)	1,725,583	43,501,947
Series Y, 5.63%, NVS(b)(c)	1,417,434	32,771,074
Series Z, 4.75%, NVS(b)(c)	4,154,267	79,097,244
WesBanco, Inc., Series A, (5 year CMT + 6.557%), 6.75%, NVS(a)(b)	498,367	11,836,216
Western Alliance Bancorp, Series A, (5 year CMT + 3.452%), 4.25%, NVS(a)(b)	994,617	14,223,023
Wintrust Financial Corp.
Series D, (3-mo. CME Term SOFR + 4.322%), 6.50%, NVS(a)(b)	429,454	10,160,882
Series E, (5 year CMT + 6.507%), 6.88%, NVS(a)(b)	944,456	23,035,282
Zions Bancorp N.A., Series G, (3-mo. USD LIBOR + 4.240%), 9.80%, NVS(a)(b)	459,736	11,654,308
		3,306,928,498
Broadline Retail — 0.6%
Dillard’s Capital Trust I, 7.50%	661,947	17,369,489
Qurate Retail, Inc., 8.00%(c)	1,042,935	39,130,921
QVC, Inc.
6.25%	1,640,417	17,273,591
6.38%	739,142	7,790,557
		81,564,558
Capital Markets — 12.6%
Affiliated Managers Group, Inc.
4.20%	657,034	11,005,320
4.75%	903,386	16,044,135
5.88%	985,509	21,779,749
B Riley Financial, Inc.
6.50%	593,031	12,423,999
6.00%	873,545	17,593,196
5.50%(c)	714,299	14,928,849
5.25%	1,332,028	23,949,863
Security	Shares	Value
Capital Markets (continued)
B Riley Financial, Inc.
5.00%	1,066,708	$ 20,160,781
6.75%	655,117	16,181,390
6.38%	481,008	11,399,890
Brookfield Finance I UK PLC, 4.50%(b)	755,590	12,013,881
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,314,061	21,550,600
Carlyle Finance LLC, 4.63%, NVS	1,642,544	29,779,323
Charles Schwab Corp.
Series D, 5.95%, NVS(b)(c)	2,463,808	61,595,200
Series J, 4.45%, NVS(b)	1,971,095	38,830,571
Crescent Capital BDC, Inc., 5.00%	372,128	8,830,597
Gladstone Investment Corp.
5.00%, NVS	420,308	9,877,238
4.88%	433,711	9,650,070
Goldman Sachs Group, Inc.
Series A, (3-mo. USD LIBOR + 0.750%), 6.09%, NVS(a)(b)	2,463,808	50,015,302
Series C, (3-mo. USD LIBOR + 0.750%), 6.09%, NVS(a)(b)(c)	657,034	14,323,341
Series D, (3-mo. USD LIBOR + 0.670%), 6.01%, NVS(a)(b)	4,434,827	90,426,123
Series J, (3-mo. USD LIBOR + 3.640%), 8.98%, NVS(a)(b)	3,285,155	83,804,304
Series K, (3-mo. CME Term SOFR + 3.812%), 6.38%(a)(b)	2,299,625	57,352,647
KKR & Co., Inc., Series C, 6.00%, NVS(d)	1,888,822	124,851,134
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,642,629	29,452,338
Morgan Stanley
Series A, (3-mo. USD LIBOR + 0.700%), 5.96%(a)(b)	3,613,633	77,693,109
Series E, 7.13%, NVS(a)(b)	2,833,422	71,232,229
Series F, 6.88%, NVS(a)(b)	2,792,368	70,702,758
Series I, 6.38%, NVS(a)(b)	3,285,155	80,617,704
Series K, 5.85%, NVS(a)(b)	3,285,155	77,233,994
Series L, 4.88%, NVS(b)	1,642,544	36,497,328
Series O, 4.25%, NVS(b)	4,270,668	79,434,425
Series P, 6.50%, NVS(b)	3,285,156	85,282,650
Northern Trust Corp., Series E, 4.70%, NVS(b)	1,314,061	27,358,750
Oaktree Capital Group LLC
Series A, 6.63%, NVS(b)	591,350	13,263,981
Series B, 6.55%, NVS(b)	771,289	17,222,883
Prospect Capital Corp., Series A, 5.35%(b)	499,812	8,026,981
Saratoga Investment Corp., Series 2027, 6.00%	352,175	8,276,113
State Street Corp.
Series D, 5.90%, NVS(a)(b)(c)	2,463,808	62,679,276
Series G, 5.35%, NVS(a)(b)(c)	1,642,543	37,712,787
Stifel Financial Corp.
5.20%	735,676	16,736,629
Series B, 6.25%, NVS(b)	525,590	11,967,684
Series C, 6.13%, NVS(b)	739,150	18,057,435
Series D, 4.50%, NVS(b)	985,509	16,053,942
Trinity Capital, Inc., 7.00%	604,705	15,111,578
		1,638,982,077
Chemicals — 0.1%
EIDP, Inc., Series B, 4.50%, NVS(b)	137,929	11,493,624
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%(c)	1,361,182	23,929,579
Consumer Finance — 2.5%
Atlanticus Holdings Corp., 6.13%	496,735	11,668,305
Capital One Financial Corp.
Series I, 5.00%, NVS(b)	4,927,702	95,745,250

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.
Series J, 4.80%, NVS(b)	4,106,429	$ 75,311,908
Series K, 4.63%, NVS(b)	410,436	7,552,022
Series L, 4.38%, NVS(b)	2,217,457	36,321,946
Series N, 4.25%, NVS(b)(c)	1,396,184	22,450,639
Navient Corp., 6.00%(c)	985,509	18,852,787
SLM Corp., Series B, (3-mo. USD LIBOR + 1.700%), 7.25%(a)(b)	214,604	11,674,457
Synchrony Financial, Series A, 5.63%, NVS(b)	2,463,809	41,244,163
		320,821,477
Diversified REITs — 0.4%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(b)	562,070	13,191,783
EPR Properties
Series C, 5.75%, NVS(b)(d)	464,920	9,809,812
Series E, 9.00%, NVS(b)(d)	299,651	8,498,102
Global Net Lease, Inc.
Series A, 7.25%, NVS(b)	558,394	11,770,946
Series B, 6.88%(b)	407,505	7,754,820
LXP Industrial Trust, Series C, 6.50%, NVS(b)(d)	161,487	8,014,600
		59,040,063
Diversified Telecommunication Services — 3.5%
AT&T Inc.
5.35%	4,344,607	104,270,568
5.63%	2,710,245	68,108,457
Series A, 5.00%, NVS(b)	3,942,193	87,989,748
Series C, 4.75%, NVS(b)	5,748,973	121,188,351
Qwest Corp.
6.75%	2,168,080	31,719,010
6.50%, NVS	3,210,666	44,564,044
		457,840,178
Electric Utilities — 8.4%
American Electric Power Co., Inc., 6.13%, NVS(d)	1,396,184	69,362,421
BIP Bermuda Holdings I Ltd., 5.13%(b)	985,621	17,149,805
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(b)	1,149,719	17,912,622
4.88%(b)	854,153	14,298,521
Brookfield Infrastructure Finance ULC, 5.00%	817,815	15,162,290
Duke Energy Corp.
5.63%	1,642,530	41,473,883
Series A, 5.75%, NVS(b)	3,285,156	81,471,869
Entergy Arkansas LLC, 4.88%	1,346,941	30,171,479
Entergy Louisiana LLC, 4.88%(c)	886,946	19,770,026
Entergy Mississippi LLC, 4.90%	854,153	19,021,987
Georgia Power Co., Series 2017, 5.00%	886,946	22,040,608
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,258,508	57,524,199
NextEra Energy, Inc.
6.22%(d)	3,285,156	161,071,199
6.93%(d)	3,285,156	148,784,715
Pacific Gas & Electric Co., Series A, 6.00%(b)(c)	367,189	8,191,987
PG&E Corp., 5.50%(d)	683,881	102,247,048
SCE Trust II, 5.10%, NVS(b)(c)	722,710	14,685,467
SCE Trust III, Series H, (3-mo. USD LIBOR + 2.990%), 5.75%, NVS(a)(b)(c)	902,653	20,815,178
SCE Trust IV, Series J, (3-mo. USD LIBOR + 3.132%), 5.38%, NVS(a)(b)(c)	1,067,709	21,097,930
SCE Trust V, Series K, (3-mo. USD LIBOR + 3.790%), 5.45%, NVS(a)(b)(c)	985,509	21,957,141
SCE Trust VI, 5.00%, NVS(b)	1,560,420	30,802,691
Security	Shares	Value
Electric Utilities (continued)
Southern Co.
5.25%	1,478,300	$ 36,735,755
Series 2020, 4.95%	3,285,156	75,460,033
Series C, 4.20%	2,463,809	51,715,351
		1,098,924,205
Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc.
6.50%	497,533	10,647,206
8.13%	634,172	15,410,380
Series A, 7.75%, NVS(b)	629,808	11,242,073
		37,299,659
Entertainment — 0.0%
Chicken Soup For The Soul Entertainment, Inc., Series A, NVS, 9.75%(b)	437,731	6,631,625
Financial Services — 3.9%
Apollo Asset Management, Inc.
Series A, 6.38%, NVS(b)	903,386	21,157,300
Series B, 6.38%, NVS(b)(c)	985,509	22,410,475
Citigroup Capital XIII, (3-mo. USD LIBOR + 6.370%), 11.64%, NVS(a)	7,378,439	209,990,374
Compass Diversified Holdings
Series A, 7.25%, NVS(b)	345,225	8,682,409
Series B, (3-mo. USD LIBOR + 4.985%), 7.88%, NVS(a)(b)	342,008	8,981,130
Series C, 7.88%, NVS(b)	393,490	10,124,498
Equitable Holdings, Inc.
Series A, 5.25%, NVS(b)(c)	2,628,129	52,536,299
Series C, 4.30%(b)	985,612	15,888,065
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(b)(c)	346,078	8,738,469
Series F, 5.25%, NVS(b)	412,124	9,886,855
Series G, 4.88%, NVS(b)(c)	430,167	8,801,217
Jackson Financial, Inc., (5 year CMT + 3.728%), 8.00%(a)(b)	1,806,800	45,061,592
Merchants Bancorp
(5 year CMT + 4.340%), 8.25%, NVS(a)(b)	468,047	11,443,749
Series B, (3-mo. USD LIBOR + 4.569%), 6.00%, NVS(a)(b)	427,401	9,065,175
Series C, 6.00%, NVS(b)	644,492	11,343,059
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(c)	821,273	19,907,658
NewtekOne, Inc., 5.50%	383,134	9,256,517
Voya Financial, Inc., Series B, (5 year CMT + 3.210%), 5.35%, NVS(a)(b)	960,786	21,396,704
		504,671,545
Food Products — 1.5%
CHS, Inc.
8.00%, NVS(b)(c)	1,007,917	30,187,114
Series 1, 7.88%, NVS(b)	1,762,434	45,911,406
Series 2, (3-mo. USD LIBOR + 4.298%), 7.10%, NVS(a)(b)	1,379,744	34,948,916
Series 3, (3-mo. USD LIBOR + 4.155%), 6.75%, NVS(a)(b)	1,617,922	40,852,530
Series 4, 7.50%(b)	1,700,037	44,693,973
		196,593,939
Gas Utilities — 0.3%
Entergy New Orleans LLC, 5.50%	377,162	9,206,524
Spire, Inc., Series A, 5.90%, NVS(b)	821,273	20,696,080
UGI Corp., 7.25%(d)	182,594	12,127,893
		42,030,497

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	819,544	$ 11,727,675
5.63%	1,149,825	14,832,742
		26,560,417
Health Care Technology — 0.1%
CareCloud, Inc., Series A, 11.00%, NVS(b)	376,456	10,540,768
Hotel & Resort REITs — 1.0%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(b)(d)	249,450	3,492,300
Chatham Lodging Trust, Series A, 6.63%, NVS(b)	394,234	7,490,446
DiamondRock Hospitality Co., 8.25%, NVS(b)	390,945	9,976,917
Hersha Hospitality Trust
Series D, 6.50%, NVS(b)	629,879	12,440,110
Series E, 6.50%, NVS(b)	322,420	6,242,051
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(b)(c)	330,164	6,124,542
Series F, 6.30%, NVS(b)	448,168	8,730,313
Series G, 6.38%, NVS(b)	687,163	12,849,948
Series H, 5.70%, NVS(b)(c)	701,620	12,208,188
RLJ Lodging Trust, Series A, 1.95%(b)(d)	1,057,458	25,474,163
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(b)	524,481	10,882,981
Series F, 5.88%, NVS(b)	341,300	6,686,067
Sunstone Hotel Investors, Inc.
Series H, 6.13%(b)	377,794	7,635,217
Series I, 5.70%, NVS(b)	322,338	6,050,284
		136,283,527
Hotels, Restaurants & Leisure — 0.1%
FAT Brands, Inc., Series B, NVS, 8.25%(c)	614,476	9,432,207
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., 6.88%(d)	856,673	69,921,651
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(b)	655,692	13,094,169
Tennessee Valley Authority
Series A, (30 yr. CMT + 0.840%), 4.89%(a)	684,426	15,064,216
Series D, (30 yr. CMT + 0.940%), 2.13%(a)(c)	842,524	18,400,724
		116,480,760
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	525,711	12,249,066
Insurance — 12.6%
AEGON Funding Co. LLC, 5.10%, NVS(c)	3,038,720	64,451,251
Allstate Corp.
(3-mo. USD LIBOR + 3.165%), 8.43%, NVS(a)	1,642,544	41,178,578
Series H, 5.10%, NVS(b)	3,777,878	83,113,316
Series I, 4.75%, NVS(b)	985,509	20,991,342
Series J, 7.38%(b)	1,969,255	52,638,186
American Equity Investment Life Holding Co.
Series A, (5 year CMT + 4.322%), 5.95%, NVS(a)(b)	1,314,060	27,989,478
Series B, (5 year CMT + 6.297%), 6.63%, NVS(a)(b)	985,509	22,755,403
American Financial Group, Inc.
5.88%	429,969	10,654,632
4.50%	657,034	11,879,175
5.63%	491,631	11,764,730
5.13%	655,655	14,208,044
American International Group, Inc., Series A, 5.85%, NVS(b)	1,642,543	39,568,861
Security	Shares	Value
Insurance (continued)
Arch Capital Group Ltd.
Series F, 5.45%, NVS(b)	1,084,065	$ 24,499,869
Series G, 4.55%(b)	1,642,544	31,306,889
Argo Group International Holdings Ltd., (5 year CMT + 6.712%), 7.00%, NVS(a)(b)	492,790	10,363,374
Argo Group U.S., Inc., 6.50%	472,224	10,625,040
Aspen Insurance Holdings Ltd.
5.63%, NVS(b)	892,856	16,928,550
5.63%, NVS(b)	749,021	13,332,574
(3-mo. USD LIBOR + 4.060%), 9.59%, NVS(a)(b)	903,386	22,403,973
Assurant, Inc., 5.25%	800,717	15,101,523
Athene Holding Ltd.
Series A, (3-mo. USD LIBOR + 4.253%), 6.35%, NVS(a)(b)	2,833,422	59,501,862
Series B, 5.63%, NVS(b)(c)	1,133,385	21,919,666
Series C, (5 year CMT + 5.970%), 6.38%, NVS(a)(b)	1,971,095	46,064,490
Series D, 4.88%(b)	1,888,974	30,790,276
Series E, (5 year CMT + 3.962%), 7.75%, NVS(a)(b)	1,642,616	39,258,522
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(b)	1,806,859	37,076,747
Brighthouse Financial, Inc.
6.25%	1,231,945	27,299,901
Series A, 6.60%, NVS(b)	1,396,184	30,255,307
Series B, 6.75%, NVS(b)	1,322,242	30,755,349
Series C, 5.38%(b)	1,888,974	31,508,086
Series D, 4.63%, NVS(b)	1,149,825	16,442,497
CNO Financial Group, Inc., 5.13%	501,014	8,016,224
Enstar Group Ltd.
Series D, (3-mo. USD LIBOR + 4.015%), 7.00%, NVS(a)(b)	1,314,061	29,973,731
Series E, 7.00%, NVS(b)	378,078	9,194,857
Globe Life, Inc., 4.25%, NVS	1,062,694	20,892,564
Hartford Financial Services Group, Inc., Series G, 6.00%, NVS(b)	1,133,300	28,751,821
Kemper Corp., (5 year CMT + 4.140%), 5.88%(a)	499,854	8,747,445
Lincoln National Corp., Series D, 9.00%(b)	1,642,544	44,151,583
Maiden Holdings Ltd., 6.63%	373,610	6,975,299
Maiden Holdings North America Ltd., 7.75%	518,641	10,326,142
MetLife, Inc.
Series A, (3-mo. USD LIBOR + 1.000%), 6.55%, NVS(a)(b)	1,971,095	44,487,614
Series E, 5.63%, NVS(b)(c)	2,644,561	65,373,548
Series F, 4.75%, NVS(b)	3,285,156	69,645,307
PartnerRe Ltd., Series J, 4.88%, NVS(b)	663,803	12,625,533
Prudential Financial, Inc.
5.95%(c)	985,509	24,755,986
5.63%	1,856,094	46,216,741
4.13%, NVS	1,642,543	32,735,882
Reinsurance Group of America, Inc.
(3-mo. USD LIBOR + 4.040%), 5.75%, NVS(a)(c)	1,314,061	32,759,541
(5 year CMT + 3.456%), 7.13%(a)	2,299,570	58,547,052
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(b)	821,273	18,683,961
Series G, 4.20%, NVS(b)	1,642,536	29,401,394
Selective Insurance Group, Inc., Series B, 4.60%(b)	664,942	10,885,100
SiriusPoint Ltd., Series B, (5 year CMT + 7.298%), 8.00%, NVS(a)(b)	662,183	16,753,230

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Unum Group, 6.25%	985,509	$ 23,415,694
W R Berkley Corp.
5.70%	607,714	14,263,047
5.10%	985,509	22,065,546
4.13%	985,509	18,941,483
4.25%(c)	821,273	16,252,993
		1,641,466,809
IT Services — 0.1%
Exela Technologies, Inc., Series B, 6.00%(b)(c)(d)	389,284	1,596,064
Sabre Corp., 6.50%, NVS(d)	273,032	12,829,774
		14,425,838
Leisure Products — 0.4%
Brunswick Corp.
6.50%	625,976	16,024,986
6.63%	424,900	11,289,593
6.38%	774,340	19,939,255
		47,253,834
Machinery — 0.6%
Chart Industries, Inc., Series B, 6.75%, NVS(d)	661,145	43,066,985
RBC Bearings, Inc., Series A, 5.00%, NVS(d)	377,793	40,046,058
		83,113,043
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(b)	363,135	9,368,883
Media — 0.2%
Liberty Broadband Corp., Series A, 7.00%(b)	593,672	13,684,140
Paramount Global, Series A, 5.75%, NVS(c)(d)	821,273	18,610,046
		32,294,186
Mortgage Real Estate Investment Trusts (REITs) — 6.0%
ACRES Commercial Realty Corp.
Series C, (3-mo. USD LIBOR + 5.927%), 8.63%(a)(b)	409,327	9,508,666
Series D, 7.88%, NVS(b)	395,092	8,257,423
AGNC Investment Corp.
Series C, (3-mo. USD LIBOR + 5.111%), 10.37%, NVS(a)(b)	1,067,709	27,258,611
Series D, (3-mo. USD LIBOR + 4.332%), 6.88%, NVS(a)(b)	772,030	17,308,913
Series E, (3-mo. USD LIBOR + 4.993%), 6.50%, NVS(a)(b)	1,322,242	29,882,669
Series F, (3-mo. USD LIBOR + 4.697%), 6.13%, NVS(a)(b)	1,888,974	39,649,564
Series G, (5 year CMT + 4.390%), 7.75%, NVS(a)(b)	492,790	11,082,847
Annaly Capital Management, Inc.
Series F, (3-mo. USD LIBOR + 4.993%), 10.55%, NVS(a)(b)(c)	2,365,330	60,079,382
Series G, (3-mo. USD LIBOR + 4.172%), 9.73%, NVS(a)(b)	1,396,184	34,485,745
Series I, (3-mo. USD LIBOR + 4.989%), 6.75%, NVS(a)(b)	1,453,686	34,088,937
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(b)	753,919	13,796,718
Series E, 6.25%, NVS(b)	476,904	8,593,810
Series F, (3-mo. CME Term SOFR + 5.440%), 6.25%, NVS(a)(b)	925,507	19,389,372
ARMOUR Residential REIT, Inc., Series C, 7.00%(b)	568,043	11,860,738
Chimera Investment Corp.
Series A, 8.00%, NVS(b)	467,418	9,053,887
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.
Series B, (3-mo. USD LIBOR + 5.791%), 8.00%, NVS(a)(b)	1,067,709	$ 22,315,118
Series C, (3-mo. USD LIBOR + 4.743%), 7.75%, NVS(a)(b)	854,153	16,698,691
Series D, (3-mo. USD LIBOR + 5.379%), 8.00%, NVS(a)(b)	657,034	13,331,220
Dynex Capital, Inc., Series C, (3-mo. USD LIBOR + 5.461%), 6.90%, NVS(a)(b)	366,379	8,133,614
Ellington Financial, Inc.
(3-mo. USD LIBOR + 5.196%), 6.75%, NVS(a)(b)	395,381	8,994,918
Series B, (5 year CMT + 4.990%), 6.25%, NVS(a)(b)	419,933	8,176,096
Series C, (5 year CMT + 5.130%), 8.63%(a)(b)	333,717	7,331,762
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(b)(c)	854,709	16,854,861
Granite Point Mortgage Trust, Inc., Series A, (SOFR + 5.830%), 7.00%, NVS(a)(b)	675,160	11,876,064
Great Ajax Corp., 7.25%, NVS(c)(d)	356,722	8,686,181
Invesco Mortgage Capital, Inc.
Series B, (3-mo. USD LIBOR + 5.180%), 7.75%, NVS(a)(b)	366,892	7,763,435
Series C, (3-mo. USD LIBOR + 5.289%), 7.50%, NVS(a)(b)	659,064	13,748,075
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(b)	1,074,456	19,340,208
MFA Financial, Inc.
Series B, 7.50%, NVS(b)	657,034	13,140,680
Series C, (3-mo. USD LIBOR + 5.345%), 6.50%, NVS(a)(b)	899,570	17,748,516
New York Mortgage Trust, Inc.
Series D, (3-mo. USD LIBOR + 5.695%), 8.00%, NVS(a)(b)	522,910	11,012,485
Series E, (3-mo. USD LIBOR + 6.429%), 7.88%, NVS(a)(b)	608,020	13,194,034
Series F, (SOFR + 6.130%), 6.88%, NVS(a)(b)	463,336	8,530,016
PennyMac Mortgage Investment Trust
Series A, (3-mo. USD LIBOR + 5.831%), 8.13%, NVS(a)(b)	381,561	8,814,059
Series B, (3-mo. USD LIBOR + 5.990%), 8.00%, NVS(a)(b)	639,077	14,602,909
Series C, 6.75%, NVS(b)	843,905	15,983,561
Ready Capital Corp.
7.00%(c)(d)	390,421	9,807,376
6.20%	363,131	8,533,578
5.75%	691,085	16,240,497
Series E, 6.50%, NVS(b)	402,058	7,486,320
Rithm Capital Corp.
Series A, (3-mo. USD LIBOR + 5.802%), 7.50%, NVS(a)(b)	529,767	11,824,399
Series B, (3-mo. USD LIBOR + 5.640%), 7.13%(a)(b)	945,988	21,540,147
Series C, (3-mo. USD LIBOR + 4.969%), 6.38%, NVS(a)(b)	1,304,782	25,860,779
Series D, (5 year CMT + 6.223%), 7.00%, NVS(a)(b)	1,527,628	31,942,701
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(b)	664,140	11,841,616
Two Harbors Investment Corp.
Series A, (3-mo. USD LIBOR + 5.660%), 8.13%, NVS(a)(b)(c)	435,750	9,050,527

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.
Series B, (3-mo. USD LIBOR + 5.352%), 7.63%, NVS(a)(b)	878,880	$ 17,006,328
Series C, (3-mo. USD LIBOR + 5.011%), 7.25%, NVS(a)(b)(c)	901,828	17,270,006
		788,978,059
Multi-Utilities — 3.6%
Algonquin Power & Utilities Corp.
7.75%(d)	1,888,974	55,724,733
(3-mo. USD LIBOR + 3.677%), 6.88%(a)	940,277	23,901,841
Series 19-A, (3-mo. USD LIBOR + 4.010%), 6.20%, NVS(a)	1,149,825	27,446,323
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(b)	654,268	12,444,177
Series 14, 5.00%, NVS(b)	653,959	12,229,033
CMS Energy Corp.
5.88%	2,069,650	50,395,978
5.88%, NVS	919,826	22,048,229
5.63%	657,034	15,900,223
Series C, 4.20%, NVS(b)	755,590	13,698,847
DTE Energy Co.
4.38%	919,826	19,472,716
Series E, 5.25%(c)	1,314,061	31,274,652
Series G, 4.38%	755,590	16,350,968
NiSource, Inc.
7.75%(d)	708,340	72,073,595
Series B, (5 year CMT + 3.632%), 6.50%(a)(b)	1,642,544	41,375,683
Sempra, 5.75%	2,488,507	59,973,019
		474,310,017
Office REITs — 0.8%
City Office REIT, Inc., Series A, 6.63%, NVS(b)	387,900	7,249,851
Equity Commonwealth, Series D, 6.50%, NVS(b)(d)	408,718	10,381,437
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)	1,367,864	12,803,207
Office Properties Income Trust, 6.38%	555,341	6,830,694
SL Green Realty Corp., Series I, 6.50%, NVS(b)(c)	688,557	12,290,743
Vornado Realty Trust
Series L, 5.40%, NVS(b)	981,344	15,318,780
Series M, 5.25%, NVS(b)	1,044,658	15,534,065
Series N, 5.25%, NVS(b)	980,882	14,693,612
Series O, 4.45%, NVS(b)	980,882	13,222,289
		108,324,678
Oil, Gas & Consumable Fuels — 2.4%
DCP Midstream LP, Series C, (3-mo. USD LIBOR + 4.882%), 7.95%, NVS(a)(b)	379,427	9,694,360
El Paso Energy Capital Trust I, 4.75%(d)	365,067	16,957,362
Energy Transfer LP
Series C, (3-mo. USD LIBOR + 4.530%), 9.86%, NVS(a)(b)	1,478,300	37,770,565
Series D, (3-mo. USD LIBOR + 4.738%), 7.63%, NVS(a)(b)	1,461,868	36,926,786
Series E, (3-mo. USD LIBOR + 5.161%), 7.60%, NVS(a)(b)	2,628,129	64,073,785
NGL Energy Partners LP, Series B, (3-mo. USD LIBOR + 7.213%), 12.47%, NVS(a)(b)	1,033,607	25,840,175
NuStar Energy LP
Series A, (3-mo. USD LIBOR + 6.766%), 12.33%, NVS(a)(b)	744,045	18,980,588
Series B, (3-mo. USD LIBOR + 5.643%), 11.20%, NVS(a)(b)	1,264,749	30,859,875
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
NuStar Energy LP
Series C, (3-mo. USD LIBOR + 6.880%), 12.44%, NVS(a)(b)	566,655	$ 14,291,039
NuStar Logistics LP, (3-mo. USD LIBOR + 6.734%), 11.99%(a)	1,322,189	33,451,382
Seapeak LLC
9.00%, NVS(b)	409,802	10,220,462
Series B, (3-mo. USD LIBOR + 6.241%), 8.50%, NVS(a)(b)	557,286	13,703,663
		312,770,042
Professional Services — 0.4%
Clarivate PLC, Series A, 5.25%(d)	1,180,572	48,462,481
Real Estate Management & Development — 0.9%
Brookfield Property Partners LP
Series A, 5.75%, NVS(b)	944,448	12,986,160
Series A-1, 6.50%, NVS(b)	593,391	8,841,526
Series A2, 6.38%, NVS(b)	821,273	11,177,525
Brookfield Property Preferred LP, 6.25%	2,204,683	34,393,055
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(b)	689,448	14,568,036
Series I, 7.15%, NVS(b)	1,056,694	22,243,409
Series J, 7.13%, NVS(b)	951,730	20,405,091
		124,614,802
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(b)(c)	394,562	9,532,618
Series H, 6.25%, NVS(b)	393,885	9,843,186
UMH Properties, Inc., Series D, 6.38%, NVS(b)	835,030	18,320,558
		37,696,362
Retail REITs — 1.0%
Agree Realty Corp., Series A, 4.25%, NVS(b)	580,093	10,778,128
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(b)	428,917	5,558,764
Federal Realty Investment Trust, Series C, 5.00%, NVS(b)(c)	498,572	10,714,312
Kimco Realty Corp.
Series L, 5.13%, NVS(b)	731,587	17,192,295
Series M, 5.25%, NVS(b)	859,499	21,031,941
Necessity Retail REIT, Inc., Series A, 7.50%, NVS(b)	657,878	13,808,859
Saul Centers, Inc., Series E, 6.00%, NVS(b)	367,168	7,912,470
SITE Centers Corp., Series A, 6.38%, NVS(b)	580,336	13,945,474
Spirit Realty Capital, Inc., Series A, 6.00%, NVS(b)(c)	572,312	12,779,727
Urstadt Biddle Properties, Inc.
Series H, 6.25%, NVS(b)	335,703	7,882,777
Series K, 5.88%, NVS(b)	321,632	7,188,475
		128,793,222
Software — 0.1%
Synchronoss Technologies, Inc., 8.38%	470,490	8,704,065
Specialized REITs — 3.1%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%, NVS(b)	423,368	3,810,312
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(c)	657,034	13,975,113
Series K, 5.85%, NVS(b)(c)	689,906	16,123,103
Series L, 5.20%, NVS(b)	1,133,385	24,435,781
EPR Properties, Series G, 5.75%, NVS(b)	492,790	9,919,863
Gladstone Land Corp., Series B, 6.00%(b)	495,436	10,280,297
National Storage Affiliates Trust, Series A, 6.00%, NVS(b)	745,161	17,384,606

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Public Storage
Series F, 5.15%, NVS(b)(c)	919,826	$ 22,802,486
Series G, 5.05%, NVS(b)(c)	985,509	24,420,913
Series H, 5.60%(b)(c)	936,266	24,118,212
Series I, 4.88%, NVS(b)	1,038,953	24,342,669
Series J, 4.70%, NVS(b)(c)	850,019	19,133,928
Series K, 4.75%, NVS(b)	755,590	16,721,207
Series L, 4.63%, NVS(b)(c)	1,856,095	40,889,773
Series M, 4.13%, NVS(b)	755,590	15,036,241
Series N, 3.88%, NVS(b)(c)	928,084	17,336,609
Series O, 3.90%, NVS(b)(c)	558,463	10,594,043
Series P, 4.00%, NVS(b)	1,983,403	38,537,520
Series Q, 3.95%, NVS(b)	463,336	8,539,282
Series R, 4.00%, NVS(b)	1,429,064	27,080,763
Series S, 4.10%, NVS(b)	821,273	15,965,547
		401,448,268
Specialty Retail — 0.1%
Franchise Group, Inc., Series A, 7.50%, NVS(b)	378,125	9,320,781
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	496,459	9,353,288
Trading Companies & Distributors — 1.3%
Air Lease Corp., Series A, (3-mo. CME Term SOFR + 3.912%), 6.15%, NVS(a)(b)	821,273	18,642,897
FTAI Aviation Ltd.
Series A, NVS, (3-mo. USD LIBOR + 6.886%), 8.25%(a)(b)	363,213	8,462,863
Series B, NVS, (3-mo. USD LIBOR + 6.447%), 8.00%(a)(b)	422,558	10,390,701
Series C, NVS, (5 year CMT + 7.378%), 8.25%(a)(b)	361,408	8,652,108
Textainer Group Holdings Ltd.
(5 year CMT + 6.134%), 7.00%, NVS(a)(b)	492,796	11,851,744
Series B, 6.25%, NVS(b)	492,793	10,087,473
Triton International Ltd.
8.00%, NVS(b)	472,224	12,188,101
7.38%, NVS(b)	574,911	14,068,072
6.88%, NVS(b)	492,790	11,964,941
Series E, 5.75%, NVS(b)	574,911	10,980,800
WESCO International, Inc., Series A, (5 year CMT + 10.325%), 10.63%, NVS(a)(b)	1,768,546	47,255,549
		164,545,249
Security	Shares	Value
Transportation Infrastructure — 0.3%
Atlas Corp.
Series D, 7.95%(b)	421,259	$ 9,861,673
Series H, 7.88%, NVS(b)	741,212	16,617,973
Series I, (3-mo. USD LIBOR + 5.008%), 8.00%(a)(b)	492,790	12,191,625
		38,671,271
Wireless Telecommunication Services — 1.0%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(b)	1,379,744	20,834,134
Series VV, 6.00%, NVS(b)	2,266,766	31,145,365
United States Cellular Corp.
6.25%(c)	1,642,544	27,512,612
5.50%	1,642,544	23,981,143
5.50%	1,642,544	23,816,888
		127,290,142
Total Long-Term Investments — 98.8% (Cost: $15,330,846,552)		12,881,806,914
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(e)(f)(g)	83,996,506	84,013,305
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(e)(f)	270,729,763	270,729,763
Total Short-Term Securities — 2.7% (Cost: $354,711,544)		354,743,068
Total Investments — 101.5% (Cost: $15,685,558,096)		13,236,549,982
Liabilities in Excess of Other Assets — (1.5)%		(199,661,533)
Net Assets — 100.0%		$ 13,036,888,449
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Perpetual security with no stated maturity date.
(c)	All or a portion of this security is on loan.
(d)	Convertible security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 175,105,163	$ —	$ (91,082,959) (a)	$ 44,819	$ (53,718)	$ 84,013,305	83,996,506	$ 661,682 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	231,214,441	39,515,322 (a)	—	—	—	270,729,763	270,729,763	1,770,242	—
				$ 44,819	$ (53,718)	$ 354,743,068		$ 2,431,924	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$ 12,862,298,690	$ 19,508,224	$ —	$ 12,881,806,914
Short-Term Securities
Money Market Funds	354,743,068	—	—	354,743,068
	$ 13,217,041,758	$ 19,508,224	$ —	$ 13,236,549,982

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Preferred and Income Securities ETF
Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate